Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended			3 Months Ended		3 Months Ended								3 Months Ended
	Mar. 31, 2013 acre	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2012 Drilling Rights	Mar. 31, 2013 Drilling Rights Rigs Well	Mar. 31, 2013 Drilling Rights Minimum	Mar. 31, 2013 Drilling Rights Maximum	Mar. 31, 2013 Drilling Rights 2013	Mar. 31, 2013 Drilling Rights 2014	Mar. 31, 2013 Drilling Rights 2015	Mar. 31, 2013 Pennsylvania Impact Fee	Mar. 31, 2012 Pennsylvania Impact Fee	Jun. 30, 2012 Capacity Reservation	Jun. 30, 2012 Capacity Reservation 2013	Jun. 30, 2012 Capacity Reservation 2014	Jun. 30, 2012 Capacity Reservation 2015	Jun. 30, 2012 Capacity Reservation 2016	Jun. 30, 2012 Capacity Reservation Two Thousand And Seventeen	Jun. 30, 2012 Capacity Reservation Thereafter
Loss Contingencies [Line Items]
Letters of credit	$ 1,000,000
Rent expense	100,000	100,000
Obligation for the cryogenic gas processing plant if gas is not processed														4,900,000	10,400,000	13,000,000	14,600,000	14,600,000	115,300,000
Estimated working interest													70.00%
Number of rigs to support Appalachian Basin operations					2
Minimum cost to retain drilling rigs								2,200,000	3,000,000	800,000
Minimum cost to retain the completion services								6,300,000	2,100,000
Payment related to sale agreement	406,400,000
Transportation and marketing expenses of oil natural gas and natural gas liquids	5,000,000	2,700,000
Working interest through acquisition	62.50%
Acres through acquisition	4,510
Percentage of working interest in 15% of MFC	100.00%
Working interest of MFC	15.00%
Drilling carry obligation				14,100,000
Drilling carry obligation balance					10,800,000
Drilling commitments					3
Estimated commitment for each well drilled and completed						8,000,000	9,000,000
Termination date of agreement					Jun. 15, 2013
Commitment period for drilling wells	November 15 of each year
Rate in which unconventional wells are charged											20.00%
Production and Lease Operating Expense	13,400,000	12,299,000									600,000	3,400,000
Expenses related to wells spud												2,800,000
Other asset retirement obligation	$ 300,000		$ 300,000